Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	eHealth, Inc.
Entity Central Index Key	0001333493
Document Type	8-K
Document Period End Date	Dec. 17, 2018
Amendment Flag	false